VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.5%
Alabama—0.8%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,677
Arizona—1.5%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 12/1/32	3,020	3,280
California—8.7%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	105
5.000%, 6/1/25	200	215
5.000%, 6/1/27	100	111
5.000%, 6/1/28	100	112
California, State of,
General Obligation 5.000%, 9/1/27	1,250	1,437
General Obligation 5.000%, 4/1/37	4,000	4,230
City of Los Angeles Department of Airports
4.000%, 5/15/37	500	530
4.000%, 5/15/42	500	525
5.000%, 5/15/45	1,000	1,147
City of Vernon CA Electric System Revenue
5.000%, 8/1/39	450	504
5.000%, 8/1/40	365	408
5.000%, 8/1/41	400	447
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,214
Los Angeles Department of Water & Power 5.000%, 7/1/39	1,000	1,206
University of California
5.000%, 5/15/26	1,000	1,117
5.000%, 5/15/27	2,000	2,280
4.000%, 5/15/30	2,000	2,182
		18,770

Colorado—2.9%
E-470 Public Highway Authority 5.000%, 9/1/40	1,500	1,597
Pueblo County School District No. 70,
General Obligation (State AID Withholding Insured) 4.000%, 12/1/27	1,000	1,103
General Obligation (State AID Withholding Insured) 4.000%, 12/1/28	1,340	1,490
Regional Transportation District
Sales Tax Revenue 5.000%, 1/15/27	900	987
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,133
		6,310

Connecticut—1.3%
Connecticut State Health & Educational Facilities Authority Revenue 4.000%, 7/1/40	1,000	1,039
	Par Value	Value

Connecticut—continued
Connecticut, State of, General Obligation 5.000%, 7/15/28	$ 1,500	$ 1,736
		2,775

District of Columbia—1.5%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,179
Florida—2.6%
Broward County Convention Center Hotel Revenue 5.000%, 1/1/40	3,500	4,093
Florida Municipal Power Agency Revenue
3.000%, 10/1/32	750	766
3.000%, 10/1/33	750	764
		5,623

Georgia—1.2%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,051
Private Colleges & Universities Authority 4.000%, 4/1/44	1,500	1,585
		2,636

Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	61
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	164
		225

Illinois—3.3%
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/26	2,300	2,491
Senior Lien 5.000%, 1/1/30	1,500	1,735
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	2,947
		7,173

Indiana—1.1%
MSD of Wash Township School Building Corp. (State Intercept Insured) 5.000%, 1/15/28	2,000	2,297
Maryland—4.0%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,941
Maryland, State of, General Obligation 5.000%, 3/1/27	2,000	2,282
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,421
		8,644

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Minnesota—5.5%
City of Rochester 4.000%, 11/15/39	$ 1,000	$ 1,088
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,082
Minnesota, State of, General Obligation, Series 2016-A 5.000%, 8/1/29	5,000	5,603
		11,773

Mississippi—2.6%
Mississippi, State of,
General Obligation 5.000%, 10/1/36	3,000	3,479
General Obligation 4.000%, 10/1/37	2,000	2,165
		5,644

New Jersey—1.6%
New Jersey, State of, General Obligation 5.000%, 6/1/27	2,000	2,247
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	1,200	1,294
		3,541

New York—11.3%
Monroe County Industrial Development Corp.
5.000%, 12/1/27	1,200	1,352
5.000%, 12/1/29	725	839
5.000%, 12/1/30	500	586
New York City Municipal Water Finance Authority 5.000%, 6/15/45	1,445	1,623
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 2/1/30	6,400	6,413
4.000%, 2/1/38	1,000	1,061
4.000%, 2/1/51	500	519
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,215
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/28	2,500	2,647
Triborough Bridge & Tunnel Authority
5.000%, 5/15/43	2,000	2,344
5.000%, 5/15/44	1,500	1,756
4.000%, 5/15/51	1,000	1,056
		24,411

North Carolina—1.1%
County of Mecklenburg, General Obligation 5.000%, 3/1/28	2,000	2,326
North Dakota—1.5%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,211
	Par Value	Value

Ohio—5.5%
Ohio, State of,
4.000%, 1/15/39	$ 2,150	$ 2,263
General Obligation 5.000%, 3/1/29	800	943
General Obligation 5.000%, 6/15/32	7,735	8,552
		11,758

Oklahoma—0.5%
Oklahoma Water Resources Board 5.000%, 4/1/28	850	987
Oregon—1.4%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,140
Port of Portland, Airport Revenue
5.000%, 7/1/26	750	824
5.000%, 7/1/30	1,000	1,107
		3,071

Pennsylvania—3.7%
Cumberland County Municipal Authority Revenue 4.000%, 11/1/44	2,000	2,089
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	663
5.000%, 11/1/40	1,100	1,253
Pennsylvania Higher Educational Facilities Authority
5.000%, 8/15/28	650	747
5.000%, 8/15/29	600	701
4.000%, 8/15/36	1,250	1,346
4.000%, 8/15/40	1,180	1,262
		8,061

South Carolina—1.3%
University of South Carolina
5.000%, 5/1/29	1,090	1,278
5.000%, 5/1/29	920	1,074
5.000%, 5/1/31	450	541
		2,893

Tennessee—1.6%
Tennessee, State of, General Obligation 5.000%, 9/1/30	3,005	3,443
Texas—15.0%
Austin, City of, General Obligation 5.000%, 9/1/28	1,150	1,344
Brazosport Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,400	1,585
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,245
Central Texas Regional Mobility Authority Revenue
5.000%, 1/1/27	1,075	1,164
Senior Lien 5.000%, 1/1/29	500	573

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Texas—continued
Senior Lien 5.000%, 1/1/30	$ 1,300	$ 1,509
Comal Independent School District General Obligation (PSF-GTD Insured) 5.000%, 2/1/26	1,000	1,107
Cypress-Fairbanks Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,500	1,701
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,500	1,730
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	7,699
Eagle Mountain & Saginaw Independent School District,
General Obligation (PSF-GTD Insured) 5.000%, 8/15/27	1,250	1,432
General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	1,000	1,165
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	582
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	2,826
San Antonio, City of, Electric & Gas Systems Revenue
5.000%, 2/1/26	1,000	1,101
5.000%, 2/1/38	750	893
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,002
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,711
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,109
		32,478

Virginia—2.4%
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,241
Washington—9.1%
Energy Northwest Revenue 5.000%, 7/1/34	8,000	8,682
University of Washington
5.000%, 4/1/27	700	795
5.000%, 4/1/28	2,000	2,315
Washington, State of,
General Obligation 5.000%, 8/1/29	2,045	2,335
General Obligation 5.000%, 2/1/30	5,000	5,521
		19,648

	Par Value	Value

Wisconsin—2.4%
Public Finance Authority
5.000%, 6/1/27	$ 300	$ 340
5.000%, 6/1/28	500	576
5.000%, 6/1/29	700	819
5.000%, 6/1/30	1,000	1,186
Wisconsin, State of, General Obligation 5.000%, 5/1/27	2,000	2,295
		5,216

Total Municipal Bonds (Identified Cost $211,709)		206,291

Total Long-Term Investments—95.5% (Identified Cost $211,709)		206,291

	Shares
Short-Term Investment—10.3%
Money Market Mutual Fund—10.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	22,267,487	22,267
Total Short-Term Investment (Identified Cost $22,267)		22,267

TOTAL INVESTMENTS—105.8% (Identified Cost $233,976)		$228,558
Other assets and liabilities, net—(5.8)%		(12,428)
NET ASSETS—100.0%		$216,130

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At March 31, 2022, 12.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$206,291	$—	$206,291
Money Market Mutual Fund	22,267	22,267	—
Total Investments	$228,558	$22,267	$206,291
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.